NOTE 6 – RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Shareholder advances	$ 746
Directors fees	$ 330,000
Transitional Period [Member]
Shareholder advances		$ 50,000	$ 0	$ 0	$ 0
Directors fees		$ 330,000